Property, Plant And Equipment, Intangible Assets And Goodwill (Narrative) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization expense	$ 66,900,000	$ 72,100,000	$ 289,000,000	$ 300,000,000	$ 328,300,000
Increase in property, plant and equipment				5,300,000
Increase in intangible assets				15,200,000
Increase in goodwill				24,700,000
Assumed liabilities				700,000
Stucture impairment			1,300,000	1,700,000
Goodwill impairment charge			(10,684,000)
CCME [Member]
Cumulative impairments					3,500,000,000
Americas Outdoor Advertising [Member]
Goodwill impairment charge			0
Cumulative impairments					2,600,000,000
International Outdoor Advertising [Member]
Goodwill impairment charge			(10,684,000)		(1,100,000)
Cumulative impairments					315,900,000
Other [Member]
Goodwill impairment charge			0
Cumulative impairments					212,000,000
FCC licenses [Member]
Impairment of intangibles			2,000,000
Billboard Permits [Member]
Impairment of intangibles			2,500,000	35,900,000	6,500,000
Times Square Outdoor Advertising Assets [Member]
Gain (loss) on disposal			12,200,000
Disposal proceeds			18,700,000
Green Bay Radio Stations [Member]
Gain (loss) on disposal			500,000
Disposal proceeds			17,600,000
Radio stations sold			5
International Neon Business [Member]
Gain (loss) on disposal				39,700,000
Radio Stations [Member]
Gain (loss) on disposal					500,000
Disposal proceeds					22,700,000
Radio stations sold					27
Traffic Business [Member]
Purchase price					24,300,000
Increase in property, plant and equipment					17,200,000
Increase in intangible assets					35,000,000
Increase in goodwill					70,600,000
Repayment of intercompany debt					95,000,000
Brouwer & Partners [Member]
Purchase price					12,500,000
WOR [Member]
Purchase price				30,000,000
WFNX [Member]
Purchase price				$ 14,500,000